March 4, 2021

Via Edgar Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Sprott Funds Trust: File Nos. 333-227545 and 811-23382

Ladies and Gentlemen:

On behalf of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF and Sprott Gold Equity Fund (each a “Fund” and collectively, the “Funds”), each a series of Sprott Funds Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus for each Fund and statement of additional information for the Funds contained in Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, filed on February 26, 2021 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2021, accession number 0001387131-21-002956.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench